Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 6—Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported.

	Successor			Predecessor
	For the six months ended June 30, 2012	For the six months ended June 30, 2011	Cumulative period from September 1, 2009 (date of inception) to June 30, 2012	Cumulative period from December 31, 1995 (date of inception) to August 31, 2009
Supplemental disclosures of cash flow information:
Cash paid for interest	$1,161,344	$0	$1,596,440	$12,715,283
Non-cash investing and financing activities:
Accrued preferred stock dividend	114,925	366,135	114,925	0
Accrued warrant liability	10,399,000	4,994,307	22,780,509	0
Accrued derivative liability	1,207,108	372,495	3,579,786	0
Successor/Predecessor financing of insurance premiums	0	0	328,833	87,623
Successor subscription receivable	550,020	0	550,020	0
Conversion of preferred stock into common stock	0	814,082	1,202,989	0
Conversion of preferred stock derivative balance into common stock	79,814	4,072,053	7,734,461	0
Exercise of warrants-cashless	0	4,341,424	4,841,519	0
Deemed dividend associated with beneficial conversion of preferred stock	0	0	0	11,423,824
Preferred stock dividend	0	0	0	1,589,861
Uncompensated contribution of services	0	0	0	755,556
Common stock issued for intangible assets	0	0	0	540,000
Common stock issued in connection with conversion of debt	25,156	0	25,156	10,814,000
Equipment acquired through capital lease	0	0	0	167,154
Issuance of notes payable	0	0	0	6,000,060
Common stock issued in connection with reorganization	0	0	0	5,472,000
Intangible assets	0	0	0	6,340,656
Deferred tax liability in connection with fresh-start	0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment	0	0	0	14,780,320